Share based Compensation - HCML Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands			12 Months Ended
	Jun. 15, 2016	Dec. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of share options
Exercised (in shares)			(93,000)	(243,000)	(1,025,000)
HCML Share Option Scheme
Number of share options
Outstanding at beginning of year (in shares)			442,365	684,403	2,303,317
Granted (in shares)	593,686		693,686
Exercised (in shares)			(92,705)	(242,038)	(1,025,228)
Cancelled (in shares)		(593,686)	(3,750)		(593,686)
Outstanding at end of year (in shares)			1,039,596	442,365	684,403
Vested and expected to vest (in shares)			1,039,596	333,393	569,931
Vested and exercisable (in shares)			767,376	291,015	419,878
Weighted-average Exercise Price
Outstanding balance at beginning of year (in dollars per share)			£ 5.16	£ 4.67	£ 3.67
Granted (in dollars per share)			19.70
Exercised (in dollars per share)			3.54	3.77	1.59
Cancelled (in dollars per share)			6.10		6.10
Outstanding balance at end of year (in dollars per share)			15.00	5.16	4.67
Vested and expected to vest (in dollars per share)			15.00	4.85	4.39
Vested and exercisable (in dollars per share)			£ 14.64	£ 4.67	£ 3.91
Weighted average remaining contractual life
Outstanding			6 years 9 months 7 days	6 years 6 months 11 days	6 years 9 months 15 days
Vested and expected to vest			6 years 9 months 7 days	6 years 18 days	6 years 4 months 17 days
Vested and exercisable			6 years 7 months 28 days	5 years 9 months 7 days	5 years 7 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding (in GBP)			£ 8,003	£ 10,061	£ 6,423
Vested ande expected to vest (in GBP)			7,900	7,685	5,506
Vested and exercisable (in GBP)			£ 6,106	£ 6,762	£ 4,256